Property, Plant and Equipment (Summary of Property, Plant and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 13,102	$ 10,985
Less accumulated depreciation	1,694	771
Property, plant and equipment, net	11,408	10,214
Natural gas gathering and NGL transportation pipelines and facilities [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,748	4,307
Processing, fractionation and storage facilities [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	3,467	3,185
Pipelines and related assets [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,799	1,381
Barges and towing vessels [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	479	475
Terminals and related assets [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	839	42
Land, building, office equipment and other [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	757	612
Asset under construction [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 1,013	$ 983
Minimum [Member] | Natural gas gathering and NGL transportation pipelines and facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years
Minimum [Member] | Processing, fractionation and storage facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	24 years
Minimum [Member] | Pipelines and related assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	19 years
Minimum [Member] | Land, building, office equipment and other [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Maximum [Member] | Natural gas gathering and NGL transportation pipelines and facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	30 years
Maximum [Member] | Processing, fractionation and storage facilities [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	37 years
Maximum [Member] | Pipelines and related assets [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	42 years
Maximum [Member] | Land, building, office equipment and other [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	25 years